Discontinued Operations (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations (Textual) [Abstract]
Gain (loss) on disposition, net of tax	$ (13)	$ 168	$ 76
Loss recognized in discontinued operations from sale of interest in a consolidated joint venture, net of tax	18
Tax benefit expense on gain loss from disposition of discontinued operations.	10
Interest charges on uncertain tax position	5
Income (loss) from operations, net of tax	0	(1)	(2)
WD Settlement [Member]
Discontinued Operations (Textual) [Abstract]
Gain (loss) on disposition, net of tax		134
Wholly-owned hotel One [Member]
Discontinued Operations (Textual) [Abstract]
Gain (loss) on disposition, net of tax		36
Pretax gain		3
Net cash proceeds from disposal of wholly-owned hotel		78
Bliss Spa, other non-core assets and three hotels [Member]
Discontinued Operations (Textual) [Abstract]
Gain (loss) on disposition, net of tax			76
Bliss Spa and One Hotel [Member]
Discontinued Operations (Textual) [Abstract]
Income (loss) from operations, net of tax			$ 2